17. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	R$ 337,013	R$ 347,064
Environmental liabilities
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	255,517	273,475
Asset retirement obligations
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	R$ 81,496	R$ 73,589